As filed with the Securities and Exchange Commission on January 4, 2002
                                               Securities Act File No. 333-56881
                                        Investment Company Act File No. 811-8817
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 18                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 20                             [X]
                        (Check appropriate box or boxes)

                              PILGRIM EQUITY TRUST
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180


        James M. Hennessy, Esq.                              With copies to:
      ING Pilgrim Investments, LLC                       Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                                 --------------

 It is proposed that this filing will become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] on February 3, 2002 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] on (date) pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                EXPLANATORY NOTE

This Post-Effective Amendment No. 18 ("Amendment") to the Registration Statement on Form N-1A for Pilgrim Equity Trust is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 17 to February 3, 2002. This Amendment incorporates by reference the Class A, B, and C Prospectus and Class Q Prospectus for the Pilgrim Biotechnology Fund, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 10 as filed with the U.S. Securities and Exchange Commission on August 30, 2001.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the state of Arizona on the 4th day of January, 2002.

                                       PILGRIM EQUITY TRUST

                                       By:  /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                         Title                          Date
---------                         -----                          ----

                                  Trustee and Chairman           January 4, 2002
--------------------------
John G. Turner*


                                  President and Chief            January 4, 2002
--------------------------        Executive Officer
James M. Hennessy*


                                  Senior Vice President and      January 4, 2002
--------------------------        Principal Financial Officer
Michael J. Roland*

                                  Trustee                        January 4, 2002
--------------------------
Paul S. Doherty*

                                  Trustee                        January 4, 2002
--------------------------
Walter H. May, Jr.*

Signature                         Title                          Date
---------                         -----                          ----


                                  Trustee                        January 4, 2002
--------------------------
Thomas J. McInerney*


                                  Trustee                        January 4, 2002
--------------------------
Jock Patton*


                                  Trustee                        January 4, 2002
--------------------------
David W.C. Putnam*


                                  Trustee                        January 4, 2002
--------------------------
Blaine E. Rieke*


                                  Trustee                        January 4, 2002
--------------------------
Richard A. Wedemeyer*


* By: /s/ Kimberly A. Anderson
      ------------------------
      Kimberly A. Anderson
      Attorney-in-Fact**

** Executed pursuant to a power of attorney filed as an attachment to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A as filed on March 1, 2001.